UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

BNY Mellon Investment Funds III
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon High Yield Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon High Yield Fund

SEMIANNUAL REPORT June 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon High Yield Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon High Yield Fund (formerly, Dreyfus High Yield Fund), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Chris Barris, Kevin Cronk, and Leland Hart, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon High Yield Fund’s (formerly, Dreyfus High Yield Fund) Class A shares produced a total return of 10.16%, Class C shares returned 9.76%, and Class I shares returned 10.30%.1 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 10.16% over the same period.2

High yield corporate bonds produced positive returns over the reporting period, amid low interest rates, moderate economic growth, and accommodative central bank policies. The fund’s relative performance versus the Index was primarily due to successful allocation and security selection decisions.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. At least 80% of the fund’s net assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

In choosing securities, the fund’s portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest-rate movements. The fund’s investment process involves a “top-down” approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company’s financial strength, and the company’s management. The fund also looks for companies that are under-leveraged, have positive free cash flow, and are self-financing.

The fund may, but is not required to, use certain derivatives, such as options, futures, options on futures (including those relating to securities, foreign currencies, indices, and interest rates), forward contracts, and swap agreements (including interest-rate and credit-default swap agreements). The fund also may invest in collateralized debt obligations (CDOs). In addition, the fund may make forward commitments, whereby it agrees to buy or sell a security in the future at a price agreed upon today.

Supportive Central Bank Policies Bolster Returns

Bonds produced strong returns over the six-month period, in an environment of moderate economic growth and supportive policies from the U.S. Federal Reserve (the “Fed”) and other central banks around the world. Prior to the start of the year, concerns over tightening in the face of unsupportive data by the Fed, and the conclusion of quantitative easing programs by the European Central Bank (ECB) and Bank of Japan (BOJ) roiled fixed-income markets. In January, the environment turned a corner when Fed Chair Jerome Powell made comments that the Fed would be patient and flexible with the pace of future interest-rate increases. Soon after, the ECB and the BOJ made statements indicating they would continue to support growth if needed, and rates would likely stay lower for longer.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

This reassured investors, as did progress toward a trade resolution between the U.S. and China.

Interest rates generally fell during the six-month reporting period, supporting U.S. Treasury returns. After significant widening of spreads at the end of 2018, tightening occurred across many asset classes during the period, allowing risk assets to perform well, with corporate debt leading the broader market. Emerging-market and European-periphery sovereign debt also benefited from the environment. In May, equity markets sputtered due to resurfacing trade issues, causing investors to seek “safe-haven” assets, depressing U.S. Treasury yields, and providing an additional boost to prices of fixed-income instruments. The Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates during its May meeting. Bond markets enjoyed strong returns through the end of the reporting period.

Allocation and Security Selection Decisions Bolster Returns

The fund’s performance compared to the Index benefited over the reporting period from security selection and industry allocation. An underweight to debt issued by energy companies provided a tailwind to results. Some energy companies struggled during the period, due to fluctuating oil prices affecting the prices of their bonds. In addition, an overweight to service companies, including Environmental Waste, and gaming issuers were other positive drivers. In terms of individual names, Cheniere Energy Partners, which works with liquefied natural gas, was among the top individual contributors to performance. Energy company Genesis Energy was also a leading contributor. In the packaging industry, positions in W/S Packaging Holdings and Multi-Color helped results. Price appreciation can be partly attributed by both companies’ acquisition by private equity company Platinum Equity during the period. Credits issued by financial companies Navient and Hub International also contributed.

Conversely, the fund’s allocation to floating-rate bank loans provided a modest headwind to returns, as they underperformed the broader market for the six-month period. In addition, underweight exposure to credit issued by retailers also constrained returns, as the sector performed well during the period. In terms of individual positions, Summit Midstream Holdings was among the top detractors from portfolio performance.

Constructively Positioned for Potential Changes

We believe that the asset class continues to be supported by substantial corporate earnings. Default rates are currently muted, and we expect this to continue for the near term. Technical indicators are positive, in that the Fed has taken on a dovish tone in terms of interest-rate policy, and we expect this will continue to support demand for higher-yielding, fixed-income instruments in a yield-depressed environment. We believe that valuations are currently fair in light of the strong underlying fundamentals. However, we are cognizant of the potential for change on the horizon. The ongoing U.S.-China trade disputes have the potential to lead to softer corporate earnings during the second half of 2019. If this comes to fruition, it will remain to be seen if this is a temporary shift, or if it is indicative of a broader global slowdown in growth. Regardless, we believe the asset class and the portfolio are well positioned in the event of a further decrease in economic growth rates.

We maintain that a disciplined, research-intensive approach is very important for investment success. We continue to favor credit with a B rating, given the current environment, and will continue to review the risk characteristics and underlying fundamentals of debt with a CCC rating. As always, we will continue to seek opportunities for investment backed by strong fundamentals.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2%, and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class.

Floating-rate bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Fund from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.95	$8.84	$3.65
Ending value (after expenses)	$1,101.60	$1,097.60	$1,103.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

STATEMENT OF INVESTMENTS

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6%
Advertising - .7%
Lamar Media, Gtd. Notes	5.75	2/1/2026	3,555,000		3,750,525
Outfront Media Capital, Sr. Unscd. Notes	5.00	8/15/2027	3,518,000	[b]	3,610,172
				7,360,697
Aerospace & Defense - 1.6%
Bombardier, Sr. Unscd. Notes	6.00	10/15/2022	3,015,000	[b]	3,043,009
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	3,315,000	[b]	3,336,713
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	2,380,000	[b]	2,388,925
TransDigm, Gtd. Notes	6.50	5/15/2025	4,955,000		5,029,325
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	2,690,000	[b]	2,821,138
				16,619,110
Automobiles & Components - 1.0%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	2,315,000		2,312,106
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	4,625,000	[b]	4,775,312
Panther BF Aggregator 2, Sr. Scd. Notes	6.25	5/15/2026	3,030,000	[b]	3,154,987
				10,242,405
Banks - .6%
CIT Group, Sr. Unscd. Notes	5.00	8/1/2023	1,915,000		2,051,444
CIT Group, Sub. Notes	6.13	3/9/2028	1,355,000		1,544,700
Citigroup, Jr. Sub. Notes	5.95	1/30/2023	2,400,000		2,505,804
				6,101,948
Beverage Products - .1%
Cott Holdings, Gtd. Notes	5.50	4/1/2025	1,030,000	[b]	1,053,175
Building Materials - .9%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	4,515,000	[b,c]	4,413,412
Griffon, Gtd. Notes	5.25	3/1/2022	4,080,000		4,082,530
Standard Industries, Sr. Unscd. Notes	6.00	10/15/2025	955,000	[b]	1,018,269
				9,514,211
Chemicals - 1.3%
Axalta Coating Systems, Gtd. Notes	4.88	8/15/2024	1,500,000	[b]	1,552,500
Chemours, Gtd. Notes	5.38	5/15/2027	2,030,000		1,943,725
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	1,900,000	[b]	1,895,250
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	490,000	[b]	504,288
INEOS Group Holdings, Scd. Notes	5.63	8/1/2024	1,380,000	[b,c]	1,414,500
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	2,835,000	[b]	2,884,613

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Chemicals - 1.3% (continued)
Trinseo Materials Operating, Gtd. Notes		5.38	9/1/2025	1,285,000	[b]	1,243,238
Venator Finance, Gtd. Notes		5.75	7/15/2025	2,530,000	[b,c]	2,330,763
					13,768,877
Collateralized Loan Obligations Debt - 2.5%
Babson CLO , Ser. 2015-1A, Cl. ER, 3 Month LIBOR +5.50%		8.09	1/20/2031	3,000,000	[b,d]	2,666,410
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		8.10	4/15/2031	2,000,000	[b,d]	1,869,866
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		7.99	4/17/2031	3,000,000	[b,d]	2,725,079
CIFC Funding, Ser. 2012-2RA, Cl. D, 3 Month LIBOR +5.45%		8.04	1/20/2028	1,000,000	[b,d]	971,712
CIFC Funding, Ser. 2014-3A, Cl. ER2, 3 Month LIBOR +6.10%		8.69	10/22/2031	1,000,000	[b,d]	947,471
Dryden 37 Senior Loan Fund, Ser. 2015-37A, Cl. ER, 3 Month LIBOR +5.15%		7.75	1/15/2031	5,000,000	[b,d]	4,559,488
Marble Point CLO XII , Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.60	7/16/2031	1,250,000	[b,d]	1,139,165
Octagon Investment Partners 39, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		8.34	10/20/2030	2,000,000	[b,d]	1,918,783
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.64	4/17/2031	4,000,000	[b,d]	3,783,215
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		8.37	5/20/2031	1,500,000	[b,d]	1,413,838
TICP CLO X , Ser. 2018-10A, Cl. E, 3 Month LIBOR +5.50%		8.09	4/20/2031	3,000,000	[b,d]	2,806,558
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.94	10/20/2031	1,000,000	[b,d]	947,400
					25,748,985
Commercial & Professional Services - 2.4%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	2,620,000	[b]	2,338,350
Harsco, Gtd. Notes		5.75	7/31/2027	2,255,000	[b]	2,353,904
Jaguar Holding Co II, Gtd. Notes		6.38	8/1/2023	2,460,000	[b]	2,552,250
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,538,000	[b]	1,618,091
Prime Security Services Borrower, Sr. Scd. Notes		5.25	4/15/2024	2,070,000	[b]	2,111,400
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	895,000	[b]	926,325
Techem Verwaltungsgesellschaft 674, Sr. Scd. Notes	EUR	6.00	7/30/2026	1,715,000		2,074,018

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Commercial & Professional Services - 2.4% (continued)
United Rentals North America, Gtd. Notes		4.63	10/15/2025	965,000		983,094
United Rentals North America, Gtd. Notes		5.50	7/15/2025	1,820,000		1,899,625
United Rentals North America, Gtd. Notes		5.88	9/15/2026	3,355,000		3,585,656
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,430,000	[b]	2,536,313
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	2,170,000	[b,c]	1,996,400
					24,975,426
Consumer Discretionary - 6.7%
AMC Entertainment Holdings, Gtd. Notes		5.75	6/15/2025	3,020,000	[c]	2,808,751
AMC Entertainment Holdings, Gtd. Notes		5.88	11/15/2026	1,080,000		972,000
AMC Entertainment Holdings, Gtd. Notes		6.13	5/15/2027	1,275,000	[c]	1,141,125
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	1,900,000	[b]	1,843,000
Boyd Gaming Corp, Gtd. Notes		6.00	8/15/2026	2,295,000		2,421,225
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	2,545,000	[b]	2,583,175
Eldorado Resorts, Gtd. Notes		6.00	4/1/2025	4,030,000		4,256,687
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	3,505,000		3,618,036
HD Supply, Gtd. Notes		5.38	10/15/2026	1,870,000	[b]	1,982,200
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	3,295,000	[b]	3,616,262
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	3,490,000	[b]	3,832,718
Lennar, Gtd. Notes		5.25	6/1/2026	2,400,000		2,565,000
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	3,030,000	[b]	3,192,862
MGM Resorts International, Gtd. Notes		5.50	4/15/2027	1,465,000		1,540,081
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	1,305,000	[b,c]	1,445,334
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	1,470,000		1,628,077
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,885,000	[b]	3,036,434
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	1,435,000	[b]	1,452,938
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	3,730,000	[b]	3,953,800
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	1,550,000	[b]	1,584,875
Taylor Morrison Communities, Gtd. Notes		5.88	4/15/2023	3,080,000	[b]	3,249,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Consumer Discretionary - 6.7% (continued)
Tempur Sealy International, Gtd. Notes		5.50	6/15/2026	2,870,000		2,988,387
TRI Pointe Group, Gtd. Notes		5.88	6/15/2024	4,815,000		4,982,080
Univar USA, Gtd. Notes		6.75	7/15/2023	1,835,000	[b]	1,878,581
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	4,155,000		4,123,837
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	2,925,000	[b]	3,056,625
					69,753,490
Consumer Staples - 1.3%
First Quality Finance, Gtd. Notes		5.00	7/1/2025	4,855,000	[b]	4,903,550
Prestige Brands, Gtd. Notes		6.38	3/1/2024	5,865,000	[b,c]	6,165,581
Spectrum Brands, Gtd. Notes		5.75	7/15/2025	2,470,000		2,578,063
					13,647,194
Diversified Financials - 4.5%
Ally Financial, Gtd. Notes		8.00	11/1/2031	3,402,000		4,513,467
Ally Financial, Sr. Scd. Notes		4.63	3/30/2025	2,645,000		2,800,394
Ally Financial, Sr. Unscd. Notes		4.63	5/19/2022	1,650,000		1,724,250
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	2,000,000	[b]	2,463,860
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	720,000		948,561
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	3,970,000	[b]	4,039,475
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	360,000		411,350
Icahn Enterprises, Gtd. Notes		6.25	2/1/2022	2,285,000		2,353,550
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,815,000	[b]	2,853,706
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	890,000		927,825
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	5,910,000	[b]	5,939,550
Nationstar Mortgage, Gtd. Notes		6.50	7/1/2021	890,000		893,578
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	2,420,000	[b]	2,474,450
Navient, Sr. Unscd. Notes		5.50	1/25/2023	4,325,000		4,460,156
Quicken Loans, Gtd. Notes		5.75	5/1/2025	4,915,000	[b]	5,085,452
VHF Parent, Scd. Notes		6.75	6/15/2022	4,890,000	[b]	5,069,316
					46,958,940
Electronic Components - 1.3%
Energizer Holdings, Gtd. Notes		5.50	6/15/2025	2,870,000	[b]	2,913,050
Energizer Holdings, Gtd. Notes		6.38	7/15/2026	1,639,000	[b]	1,688,170
Energizer Holdings, Gtd. Notes		7.75	1/15/2027	1,921,000	[b]	2,083,958
Sensata Technologies, Gtd. Notes		4.88	10/15/2023	2,805,000	[b]	2,934,731
TTM Technologies, Gtd. Notes		5.63	10/1/2025	4,185,000	[b]	4,102,388
					13,722,297
Energy - 11.0%
Antero Resources, Gtd. Notes		5.13	12/1/2022	2,420,000		2,332,275

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Energy - 11.0% (continued)
Antero Resources, Gtd. Notes	5.63	6/1/2023	1,015,000		984,550
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,286,575
Brazos Valley Longhorn, Gtd. Notes	6.88	2/1/2025	3,970,000		3,751,650
California Resources, Scd. Notes	8.00	12/15/2022	2,225,000	[b,c]	1,688,219
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	3,155,000	[c]	3,056,406
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	2,485,000	[b]	2,522,275
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	1,270,000		1,417,638
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/2024	1,695,000		1,953,657
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	5,350,000		5,550,625
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	2,835,000	[c]	2,629,463
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,820,000	[b]	2,820,000
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	1,190,000		1,210,825
Crownrock, Sr. Unscd. Notes	5.63	10/15/2025	3,610,000	[b]	3,623,537
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	4,580,000		4,837,625
EnLink Midstream, Gtd. Notes	5.38	6/1/2029	805,000		827,138
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		2,906,981
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,491,594
Enviva Partners, Gtd. Notes	8.50	11/1/2021	5,495,000		5,735,406
Genesis Energy, Gtd. Bonds	5.63	6/15/2024	4,545,000		4,397,287
Genesis Energy, Gtd. Notes	6.25	5/15/2026	575,000		557,750
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	2,780,000		2,161,450
Jagged Peak Energy, Gtd. Notes	5.88	5/1/2026	3,735,000		3,697,650
Matador Resources, Gtd. Notes	5.88	9/15/2026	2,400,000		2,436,000
Parsley Energy, Gtd. Notes	5.38	1/15/2025	3,925,000	[b]	4,042,750
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		2,646,600
Precision Drilling, Gtd. Notes	7.13	1/15/2026	1,475,000	[b,c]	1,434,438
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,210,000	[c]	1,239,887
Range Resources, Gtd. Notes	5.00	8/15/2022	1,500,000		1,436,250
Semgroup/Rose Rock Finance, Gtd. Notes	5.63	7/15/2022	1,380,000		1,367,249
Semgroup/Rose Rock Finance, Gtd. Notes	5.63	11/15/2023	1,690,000	[c]	1,622,400
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	3,515,000	[b]	3,261,920
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	2,455,000		2,246,325
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	2,780,000		2,647,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Energy - 11.0% (continued)
SRC Energy, Gtd. Notes	6.25	12/1/2025	2,060,000		1,884,900
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/2025	3,795,000		3,339,600
Targa Resources Partners, Gtd. Bonds	5.13	2/1/2025	3,760,000		3,901,000
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	880,000		936,100
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	590,000	[b]	644,575
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	1,573,000	[b]	1,666,397
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	1,770,000	[b]	1,776,638
Unit, Gtd. Notes	6.63	5/15/2021	3,025,000		2,745,188
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,248,038
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	1,600,000	[b]	1,688,176
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	1,860,000	[c]	1,803,038
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	3,035,000		3,118,462
				113,574,123
Environmental Control - 1.7%
Clean Harbors, Sr. Unscd. Notes	4.88	7/15/2027	1,125,000	[b]	1,125,000
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/2024	4,405,000		4,548,162
GFL Environmental, Sr. Unscd. Notes	5.38	3/1/2023	4,260,000	[b]	4,238,700
GFL Environmental, Sr. Unscd. Notes	5.63	5/1/2022	1,480,000	[b]	1,498,500
GFL Environmental, Sr. Unscd. Notes	8.50	5/1/2027	2,535,000	[b]	2,734,631
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,949,953
				17,094,946
Food Products - 1.5%
Albertsons, Gtd. Notes	5.75	3/15/2025	1,460,000		1,478,250
Albertsons, Gtd. Notes	6.63	6/15/2024	3,680,000		3,831,800
Albertsons, Gtd. Notes	7.50	3/15/2026	1,255,000	[b]	1,345,988
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		939,690
Post Holdings, Gtd. Notes	5.50	3/1/2025	6,450,000	[b]	6,683,812
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,053,063
				15,332,603
Forest Products & Other - .3%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	3,335,000	[b]	3,551,775
Health Care - 10.3%
Avantor, Sr. Scd. Notes	6.00	10/1/2024	7,435,000	[b]	7,929,427
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	2,150,000	[b]	2,402,625
Bausch Health, Gtd. Notes	6.13	4/15/2025	4,650,000	[b]	4,754,625
Bausch Health, Gtd. Notes	7.25	5/30/2029	3,210,000	[b]	3,346,425
Bausch Health, Gtd. Notes	9.00	12/15/2025	5,320,000	[b]	5,963,986

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Health Care - 10.3% (continued)
Bausch Health, Sr. Scd. Notes		5.75	8/15/2027	2,470,000	[b]	2,602,096
Catalent Pharma Solutions, Gtd. Notes		5.00	7/15/2027	3,380,000	[b]	3,447,600
Centene, Sr. Unscd. Notes		5.38	6/1/2026	4,390,000	[b]	4,625,962
Davita, Gtd. Notes		5.00	5/1/2025	2,455,000		2,432,905
Eagle Holding Co II, Sr. Unscd. Notes		7.63	5/15/2022	5,615,000	[b]	5,657,112
Eagle Holding Co II, Unscd. Notes		7.75	5/15/2022	965,000	[b]	974,650
Encompass Health, Gtd. Notes		5.75	11/1/2024	2,566,000		2,622,580
Envision Healthcare, Gtd. Notes		8.75	10/15/2026	1,045,000	[b,c]	728,888
HCA, Gtd. Notes		5.38	9/1/2026	4,820,000		5,205,600
HCA, Gtd. Notes		5.88	2/1/2029	835,000		916,413
HCA, Gtd. Notes		5.88	5/1/2023	1,880,000		2,048,974
HCA, Gtd. Notes		7.50	2/15/2022	2,410,000		2,663,050
HCA, Sr. Scd. Notes		5.25	6/15/2026	2,625,000		2,909,398
Hill-Rom Holdings, Gtd. Notes		5.75	9/1/2023	1,800,000	[b]	1,864,890
MEDNAX, Gtd. Notes		6.25	1/15/2027	5,595,000	[b]	5,518,069
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	5,629,000	[b]	5,306,458
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	2,030,000	[b]	2,433,306
NVA Holdings, Gtd. Notes		6.88	4/1/2026	2,860,000	[b]	3,003,000
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	4,175,000	[b]	4,008,000
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	6,330,000	[b]	5,617,875
Tenet Healthcare, Scd. Notes		5.13	5/1/2025	3,770,000		3,798,275
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	270,000	[b]	278,438
Tenet Healthcare, Sr. Scd. Notes		4.63	7/15/2024	2,910,000		2,957,288
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	2,445,000		2,576,419
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		6.00	4/15/2024	3,020,000		2,859,563
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	5,840,000	[b]	5,431,200
					106,885,097
Industrials - 2.0%
AECOM, Gtd. Notes		5.13	3/15/2027	3,499,000		3,656,455
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	4,472,000	[b,c]	4,075,110
EnPro Industries, Gtd. Notes		5.75	10/15/2026	3,085,000		3,162,125
Frontdoor, Sr. Unscd. Notes		6.75	8/15/2026	1,625,000	[b]	1,734,688
Mobile Mini, Gtd. Notes		5.88	7/1/2024	2,310,000		2,385,075
Mueller Water Products, Gtd. Notes		5.50	6/15/2026	1,854,000	[b]	1,918,890
Stevens Holding, Gtd. Notes		6.13	10/1/2026	2,208,000	[b]	2,334,960
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,780,000	[b]	1,606,450
					20,873,753

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Information Technology - 2.6%
Ascend Learning, Sr. Unscd. Notes	6.88	8/1/2025	4,591,000	[b]	4,694,297
CDK Global, Sr. Unscd. Notes	5.25	5/15/2029	1,875,000	[b]	1,945,313
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/2025	4,760,000	[b]	4,849,250
Dun & Bradstreet, Sr. Unscd. Notes	10.25	2/15/2027	1,430,000	[b]	1,522,950
First Data, Scd. Notes	5.75	1/15/2024	1,365,000	[b]	1,405,950
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/2024	7,580,000	[b]	8,252,725
IQVIA, Gtd. Notes	5.00	5/15/2027	1,365,000	[b]	1,412,775
RP Crown Parent, Gtd. Notes	7.38	10/15/2024	2,430,000	[b]	2,539,350
				26,622,610
Insurance - 1.9%
AmWINS Group, Gtd. Notes	7.75	7/1/2026	3,950,000	[b]	4,108,000
Assuredpartners, Sr. Unscd. Notes	7.00	8/15/2025	2,599,000	[b]	2,595,751
GTCR AP Finance, Sr. Scd. Notes	8.00	5/15/2027	820,000	[b]	826,150
Hub International, Sr. Unscd. Notes	7.00	5/1/2026	5,033,000	[b]	5,114,786
USI, Sr. Unscd. Notes	6.88	5/1/2025	5,170,000	[b]	5,131,225
York Risk Services Holding, Gtd. Notes	8.50	10/1/2022	2,390,000	[b,c]	1,977,725
				19,753,637
Internet Software & Services - .7%
Netflix, Sr. Unscd. Notes	4.88	4/15/2028	1,000,000		1,036,250
Netflix, Sr. Unscd. Notes	5.38	11/15/2029	745,000	[b]	793,194
Netflix, Sr. Unscd. Notes	5.88	2/15/2025	3,555,000		3,928,275
Netflix, Sr. Unscd. Notes	5.88	11/15/2028	1,370,000		1,520,179
				7,277,898
Materials - 5.4%
ARD Finance, Sr. Scd. Notes	7.13	9/15/2023	1,540,000		1,582,350
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/2023	5,262,083	[b,c]	5,327,859
Ardagh Packaging Finance Holdings, Gtd. Notes	6.00	2/15/2025	3,460,000	[b]	3,589,750
Ardagh Packaging Finance Holdings, Gtd. Notes	7.25	5/15/2024	2,620,000	[b]	2,770,650
Berry Global Escrow, Sr. Scd. Notes	4.88	7/15/2026	2,525,000	[b]	2,584,969
Bway Holding, Sr. Scd. Notes	5.50	4/15/2024	4,000,000	[b]	4,017,500
Bway Holding, Sr. Unscd. Notes	7.25	4/15/2025	4,100,000	[b]	3,966,750
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/2025	540,000	[b]	491,400
Flex Acquisition, Sr. Unscd. Notes	7.88	7/15/2026	3,720,000	[b]	3,441,000
Grinding Media, Sr. Scd. Notes	7.38	12/15/2023	2,539,000	[b]	2,443,788
LABL Escrow Issuer, Sr. Scd. Notes	6.75	7/15/2026	2,825,000	[b]	2,861,725
Multi-Color, Gtd. Notes	4.88	11/1/2025	2,975,000	[b]	3,134,906
Novelis, Gtd. Notes	5.88	9/30/2026	1,895,000	[b]	1,923,425
Novelis, Gtd. Notes	6.25	8/15/2024	2,625,000	[b]	2,758,770

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Materials - 5.4% (continued)
Peabody Energy, Sr. Scd. Notes	6.38	3/31/2025	4,665,000	[b]	4,734,975
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	6,925,000	[b]	7,173,573
W/S Packaging Holdings, Sr. Scd. Notes	9.00	4/15/2023	3,280,000	[b]	3,571,100
				56,374,490
Media - 7.3%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/2026	3,100,000	[b]	3,123,560
Altice Luxembourg, Gtd. Notes	7.75	5/15/2022	883,000	[b]	899,556
Altice Luxembourg, Sr. Unscd. Notes	10.50	5/15/2027	1,500,000	[b]	1,545,000
AMC Networks, Gtd. Notes	5.00	4/1/2024	5,576,000		5,736,310
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2023	2,970,000	[b]	3,039,608
CCO Holdings, Sr. Unscd. Notes	5.38	6/1/2029	1,500,000	[b]	1,552,500
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/2025	2,015,000	[b]	2,088,044
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/2026	4,725,000	[b]	4,956,761
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/2026	2,705,000	[b]	2,843,631
CCO Holdings, Sr. Unscd. Notes	5.88	5/1/2027	1,860,000	[b]	1,966,950
CSC Holdings, Gtd. Notes	5.50	5/15/2026	4,900,000	[b]	5,150,880
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,630,000	[b]	2,874,919
CSC Holdings, Sr. Unscd. Bonds	5.25	6/1/2024	2,385,000		2,483,381
CSC Holdings, Sr. Unscd. Notes	7.75	7/15/2025	3,155,000	[b]	3,421,282
DISH DBS, Gtd. Notes	5.88	11/15/2024	1,934,000		1,837,300
DISH DBS, Gtd. Notes	5.88	7/15/2022	3,120,000		3,178,500
Entercom Media, Gtd. Notes	7.25	11/1/2024	885,000	[b]	936,994
Entercom Media, Scd. Notes	6.50	5/1/2027	420,000	[b]	437,850
Gray Television, Gtd. Notes	5.13	10/15/2024	2,450,000	[b]	2,502,063
Gray Television, Sr. Unscd. Notes	7.00	5/15/2027	2,155,000	[b]	2,343,563
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/2024	1,000,000	[b]	1,038,460
Nexstar Escrow, Sr. Unscd. Notes	5.63	7/15/2027	3,000,000	[b]	3,082,500
Radiate Holdco, Sr. Unscd. Notes	6.63	2/15/2025	3,420,000	[b]	3,325,950
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/2023	1,204,000	[b]	1,210,020
Sirius XM Radio, Gtd. Notes	5.38	7/15/2026	2,665,000	[b]	2,771,600
Sirius XM Radio, Sr. Unscd. Notes	5.50	7/1/2029	1,700,000	[b]	1,747,090
Townsquare Media, Gtd. Notes	6.50	4/1/2023	3,553,000	[b]	3,513,029
Univision Communications, Sr. Scd. Notes	5.13	2/15/2025	2,980,000	[b]	2,849,625
Virgin Media Secured Finance, Sr. Scd. Notes	5.50	5/15/2029	1,500,000	[b]	1,524,375
Ziggo, Sr. Scd. Notes	5.50	1/15/2027	1,515,000	[b]	1,548,648
				75,529,949
Metals & Mining - 2.2%
Commercial Metals, Sr. Unscd. Notes	5.75	4/15/2026	4,680,000		4,683,510
Constellium, Gtd. Notes	6.63	3/1/2025	4,825,000	[b]	5,018,000
First Quantum Minerals, Gtd. Notes	6.50	3/1/2024	1,190,000	[b]	1,117,113

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Metals & Mining - 2.2% (continued)
First Quantum Minerals, Gtd. Notes	7.25	4/1/2023	2,040,000	[b]	1,994,100
Freeport-McMoRan, Gtd. Notes	4.55	11/14/2024	1,740,000		1,783,065
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	3,420,000		3,146,400
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	4,520,000	[b]	4,689,500
				22,431,688
Real Estate - 2.6%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	5,505,000	[b]	5,690,794
CoreCivic, Gtd. Notes	4.63	5/1/2023	2,375,000		2,339,138
Equinix, Sr. Unscd. Notes	5.88	1/15/2026	2,305,000		2,446,181
GEO Group, Gtd. Notes	6.00	4/15/2026	2,599,000		2,273,345
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,854,825
Iron Mountain, Gtd. Notes	5.25	3/15/2028	2,040,000	[b]	2,052,750
MGM Growth Properties Operating Partnership, Gtd. Notes	5.63	5/1/2024	2,200,000		2,378,750
MGM Growth Properties Operating Partnership, Gtd. Notes	5.75	2/1/2027	2,960,000	[b]	3,193,100
SBA Communications, Sr. Unscd. Notes	4.88	9/1/2024	3,025,000		3,127,094
				27,355,977
Retailing - 1.7%
Beacon Roofing Supply, Gtd. Notes	4.88	11/1/2025	3,110,000	[b]	3,090,562
eG Global Finance, Sr. Scd. Notes	6.75	2/7/2025	3,055,000	[b]	3,038,808
Party City Holdings, Gtd. Notes	6.63	8/1/2026	3,960,000	[b,c]	3,851,100
Reliance Intermediate Holdings, Sr. Scd. Notes	6.50	4/1/2023	4,274,000	[b]	4,423,590
Staples, Sr. Scd. Notes	7.50	4/15/2026	2,925,000	[b]	2,915,084
				17,319,144
Technology Hardware & Equipment - 1.2%
Dell International, Gtd. Notes	7.13	6/15/2024	3,495,000	[b]	3,689,774
Everi Payments, Gtd. Notes	7.50	12/15/2025	5,180,000	[b]	5,426,050
Exela Intermediate, Sr. Scd. Notes	10.00	7/15/2023	697,000	[b]	569,798
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/2025	3,055,000	[b]	3,161,925
				12,847,547
Telecommunication Services - 7.2%
Altice France, Sr. Scd. Bonds	6.25	5/15/2024	1,499,000	[b]	1,549,591
Altice France, Sr. Scd. Notes	7.38	5/1/2026	4,475,000	[b]	4,598,062
Altice France, Sr. Scd. Notes	8.13	2/1/2027	1,480,000	[b]	1,557,700
CenturyLink, Sr. Unscd. Debs., Ser. G	6.88	1/15/2028	1,180,000	[c]	1,185,900
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	1,735,000		1,774,038
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	2,200,000	[c]	2,439,250
Cincinnati Bell, Gtd. Notes	7.00	7/15/2024	2,345,000	[b]	2,081,188
CommScope, Gtd. Notes	8.25	3/1/2027	750,000	[b]	767,700

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.6% (continued)
Telecommunication Services - 7.2% (continued)
CommScope, Sr. Scd. Notes		6.00	3/1/2026	2,430,000	[b]	2,502,900
CommScope Technologies, Gtd. Notes		6.00	6/15/2025	1,425,000	[b]	1,342,649
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,600,000	[b]	1,737,600
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	2,485,000		2,417,458
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	2,565,000	[b]	2,282,850
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	3,215,000	[b]	3,198,925
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	1,930,000	[b]	1,987,900
Level 3 Financing, Gtd. Notes		5.38	5/1/2025	2,650,000		2,742,750
Level 3 Financing, Gtd. Notes		5.38	1/15/2024	2,345,000		2,400,694
Sprint, Gtd. Notes		7.13	6/15/2024	2,605,000		2,768,594
Sprint, Gtd. Notes		7.63	2/15/2025	4,105,000		4,376,956
Sprint, Gtd. Notes		7.63	3/1/2026	2,880,000		3,077,280
Sprint, Gtd. Notes		7.88	9/15/2023	3,220,000		3,509,800
Sprint Capital, Gtd. Notes		6.88	11/15/2028	1,035,000		1,073,813
Sprint Capital, Gtd. Notes		8.75	3/15/2032	1,415,000		1,641,400
Sprint Communications, Sr. Unscd. Notes		6.00	11/15/2022	2,010,000		2,100,450
Sprint Communications, Sr. Unscd. Notes		11.50	11/15/2021	890,000		1,032,400
T-Mobile USA, Gtd. Notes		4.50	2/1/2026	1,885,000		1,936,838
T-Mobile USA, Gtd. Notes		5.13	4/15/2025	3,575,000		3,734,195
T-Mobile USA, Gtd. Notes		6.00	4/15/2024	4,610,000		4,817,450
T-Mobile USA, Gtd. Notes		6.38	3/1/2025	1,630,000		1,696,830
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	3,110,000	[b]	3,071,125
West, Gtd. Notes		8.50	10/15/2025	3,125,000	[b]	2,750,000
					74,154,286
Utilities - 2.1%
AES, Sr. Unscd. Notes		6.00	5/15/2026	3,950,000		4,206,750
AmeriGas Partners, Sr. Unscd. Notes		5.88	8/20/2026	1,475,000		1,570,875
Clearway Energy Operating, Gtd. Notes		5.75	10/15/2025	3,995,000	[b]	4,069,906
NRG Energy, Gtd. Notes		5.75	1/15/2028	1,880,000		2,023,350
NRG Energy, Gtd. Notes		6.63	1/15/2027	1,980,000		2,158,200
NRG Energy, Gtd. Notes		7.25	5/15/2026	1,650,000		1,823,250
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	1,550,000		1,986,483
Vistra Operations, Gtd. Notes		5.00	7/31/2027	1,155,000	[b]	1,197,556
Vistra Operations, Gtd. Notes		5.50	9/1/2026	1,995,000	[b]	2,112,206
Vistra Operations, Sr. Unscd. Notes		5.63	2/15/2027	695,000	[b]	738,438
					21,887,014
Total Bonds and Notes (cost $887,015,482)				898,333,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 5.5%
Commercial & Professional Services - .5%
Pi Lux Finco, Second Lien Facility 1, 1 Month LIBOR +7.25%	9.65	12/22/2025	3,065,000	[d]	3,003,700
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%	6.90	8/27/2025	2,387,970	[d]	2,394,322
				5,398,022
Energy - .3%
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%	7.08	3/11/2026	2,643,375	[d]	2,659,896
Health Care - .7%
Air Medical Group Holdings, 2017-2 New Term B Loan, 1 Month LIBOR +4.25%	6.65	3/14/2025	2,401,382	[d]	2,263,903
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.83	4/22/2024	2,992,367	[d]	2,450,000
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	6.15	10/10/2025	2,930,275	[d]	2,596,956
				7,310,859
Industrials - .3%
Travelport Finance, First Lien Term Loan, 3 Month LIBOR +5.00%	7.54	5/29/2026	2,970,000	[d]	2,802,002
Information Technology - 1.1%
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.40	10/31/2024	1,963,934	[d]	1,959,643
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%	7.40	2/6/2026	5,059,000	[d]	5,066,917
Finastra USA, First Lien Term Loan, 1 Month LIBOR +3.50%	5.90	6/13/2024	3,121,640	[d]	3,047,080
Ultimate Software Group, First Lien Term Loan, 3 Month LIBOR +3.75%	6.08	5/4/2026	1,315,000	[d]	1,319,247
				11,392,887
Insurance - 1.7%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.90	8/4/2025	9,040,000	[d]	9,185,996
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.90	2/28/2025	4,484,706	[d]	4,366,983
Sedgwick Cms, Term Loan, 1 Month LIBOR +3.25%	5.65	12/31/2025	3,960,100	[d]	3,911,648
				17,464,627
Internet Software & Services - .2%
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	6.16	10/10/2025	2,277,718	[d]	2,249,724

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 5.5% (continued)
Materials - .2%
Form Technologies, First Lien Term B-1 Loan, 3 Month LIBOR +3.25%	5.58	1/28/2022	2,487,013	[d]	2,404,631
Media - .3%
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%	5.65	8/18/2023	2,644,007	[d]	2,589,804
Retailing - .2%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	7.40	9/25/2024	2,593,401	[d]	2,482,637
Total Floating Rate Loan Interests (cost $57,735,376)			56,755,089
			Shares
Exchange-Traded Funds - 1.9%
Registered Investment Companies - 1.9%
Invesco Senior Loan ETF			181,200	[c]	4,105,992
iShares iBoxx High Yield Corporate Bond ETF			174,500	[c]	15,212,910
Total Exchange-Traded Funds (cost $19,299,968)			19,318,902
	1-Day Yield (%)
Investment Companies - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $46,730,711)	2.29		46,730,711	[e]	46,730,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 5.0%
Registered Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $51,524,635)	2.29	51,524,635	[e] 51,524,635
Total Investments (cost $1,062,306,172)		103.5%	1,072,662,629
Liabilities, Less Cash and Receivables		(3.5%)	(35,855,783)
Net Assets		100.0%	1,036,806,846

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $573,828,583 or 55.35% of net assets.

c Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $59,038,164 and the value of the collateral held by the fund was $61,277,885, consisting of cash collateral of $51,524,635 and U.S. Government & Agency securities valued at $9,753,250.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	16.8
Communications	16.3
Industrial	12.5
Energy	11.7
Financial	11.4
Investment Companies	11.4
Consumer, Cyclical	9.8
Technology	4.9
Basic Materials	3.8
Collateralized Loan Obligations	2.5
Utilities	2.1
Diversified	.3
103.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18 ($)	Purchases ($)	Sales ($)	Value 6/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	247,184,114	200,453,403	46,730,711	4.5	602,128
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	46,758,674	149,691,742	144,925,781	51,524,635	5.0	-
Total	46,758,674	396,875,856	345,379,184	98,255,346	9.5	602,128

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Commonwealth Bank of Australia
Euro	851,390	United States Dollar	967,835	7/1/19	529
United States Dollar	1,649,684	Euro	1,450,000	7/31/19	(3,729)
United States Dollar	50,862	British Pound	40,000	7/31/19	(22)
Goldman Sachs
United States Dollar	5,500,726	British Pound	4,330,000	7/31/19	(7,430)
United States Dollar	8,100,242	Euro	7,100,000	7/31/19	4,222
Gross Unrealized Appreciation					4,751
Gross Unrealized Depreciation					(11,181)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $59,038,164)—Note 1(c):
Unaffiliated issuers	964,050,826	974,407,283
Affiliated issuers	98,255,346	98,255,346
Cash denominated in foreign currency	408,250	408,803
Receivable for investment securities sold		16,598,156
Interest and securities lending income receivable		14,985,290
Receivable for shares of Beneficial Interest subscribed		2,304,463
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		4,751
Unrealized appreciation on foreign currency transactions		1,457
		1,106,965,549
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		611,978
Cash overdraft due to Custodian		2,371,788
Liability for securities on loan—Note 1(c)		51,524,635
Payable for investment securities purchased		15,001,518
Payable for shares of Beneficial Interest redeemed		611,071
Trustees fees and expenses payable		25,848
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		11,181
Accrued expenses		684
		70,158,703
Net Assets ($)		1,036,806,846
Composition of Net Assets ($):
Paid-in capital		1,146,096,769
Total distributable earnings (loss)		(109,289,923)
Net Assets ($)		1,036,806,846

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	142,791,424	14,203,399	879,812,023
Shares Outstanding	23,381,393	2,325,840	143,941,996
Net Asset Value Per Share ($)	6.11	6.11	6.11

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	29,841,593
Dividends:
Unaffiliated issuers	215,349
Affiliated issuers	602,128
Income from securities lending—Note 1(c)	211,889
Total Income	30,870,959
Expenses:
Management fee—Note 3(a)	3,396,103
Distribution/Service Plan fees—Note 3(b)	249,353
Trustees’ fees—Note 3(a,c)	45,121
Loan commitment fees—Note 2	14,765
Total Expenses	3,705,342
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(45,121)
Net Expenses	3,660,221
Investment Income—Net	27,210,738
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(13,792,735)
Net realized gain (loss) on forward foreign currency exchange contracts	339,479
Net Realized Gain (Loss)	(13,453,256)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	77,375,994
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	27,853
Net Unrealized Appreciation (Depreciation)	77,403,847
Net Realized and Unrealized Gain (Loss) on Investments	63,950,591
Net Increase in Net Assets Resulting from Operations	91,161,329

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	27,210,738	63,853,769
Net realized gain (loss) on investments	(13,453,256)	(5,650,584)
Net unrealized appreciation (depreciation) on investments	77,403,847	(98,357,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,161,329	(40,154,001)
Distributions ($):
Distributions to shareholders:
Class A	(3,833,075)	(8,506,957)
Class C	(366,231)	(1,079,162)
Class I	(23,561,738)	(59,375,000)
Total Distributions	(27,761,044)	(68,961,119)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	41,526,457	70,378,346
Class C	714,501	645,134
Class I	215,231,992	342,304,618
Distributions reinvested:
Class A	3,139,921	6,865,413
Class C	250,617	754,720
Class I	7,097,730	19,362,384
Cost of shares redeemed:
Class A	(38,793,189)	(91,007,055)
Class C	(4,530,870)	(8,969,733)
Class I	(114,204,161)	(602,053,961)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	110,432,998	(261,720,134)
Total Increase (Decrease) in Net Assets	173,833,283	(370,835,254)
Net Assets ($):
Beginning of Period	862,973,563	1,233,808,817
End of Period	1,036,806,846	862,973,563

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	6,910,215	11,442,587
Shares issued for distributions reinvested	519,946	1,131,021
Shares redeemed	(6,440,385)	(14,929,871)
Net Increase (Decrease) in Shares Outstanding	989,776	(2,356,263)
Class Cb
Shares sold	118,224	105,712
Shares issued for distributions reinvested	41,523	124,101
Shares redeemed	(757,614)	(1,467,679)
Net Increase (Decrease) in Shares Outstanding	(597,867)	(1,237,866)
Class Ia
Shares sold	35,765,580	55,967,616
Shares issued for distributions reinvested	1,174,913	3,177,617
Shares redeemed	(18,974,638)	(99,971,223)
Net Increase (Decrease) in Shares Outstanding	17,965,855	(40,825,990)

[a]During the period ended December 31, 2018, 2,557 Class I shares representing $15,221 were exchanged for 2,570 Class A shares.

[b]During the period ended June 30, 2019, 6,226 Class C shares representing $37,743 were automatically converted to 6,230 Class A shares and during the period ended December 31, 2018, 10,211 Class C shares representing $62,591 were automatically converted to 10,213 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2019		Year Ended December 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	5.70	6.30	6.21	5.82	6.45	6.74
Investment Operations:
Investment income—net[a]	.16	.33	.32	.33	.35	.36
Net realized and unrealized gain (loss) on investments	.42	(.57)	.11	.39	(.60)	(.25)
Total from Investment Operations	.58	(.24)	.43	.72	(.25)	.11
Distributions:
Dividends from investment income—net	(.17)	(.35)	(.34)	(.33)	(.38)	(.39)
Dividends from net realized gain on investments	–	(.01)	(.00)[b]	–	–	(.01)
Total Distributions	(.17)	(.36)	(.34)	(.33)	(.38)	(.40)
Net asset value, end of period	6.11	5.70	6.30	6.21	5.82	6.45
Total Return (%)[c]	10.16[d]	(4.05)	7.12	12.71	(4.20)	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.96	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	5.42[e]	5.34	5.14	5.53	5.53	5.35
Portfolio Turnover Rate	34.56[d]	72.69	66.96	69.04	54.35	72.20
Net Assets, end of period ($ x 1,000)	142,791	127,635	155,919	180,228	170,139	212,967

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2019		Year Ended December 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	5.70	6.30	6.21	5.82	6.45	6.74
Investment Operations:
Investment income—net[a]	.14	.28	.28	.28	.30	.31
Net realized and unrealized gain (loss) on investments	.41	(.57)	.10	.39	(.60)	(.25)
Total from Investment Operations	.55	(.29)	.38	.67	(.30)	.06
Distributions:
Dividends from investment income—net	(.14)	(.30)	(.29)	(.28)	(.33)	(.34)
Dividends from net realized gain on investments	–	(.01)	(.00)[b]	–	–	(.01)
Total Distributions	(.14)	(.31)	(.29)	(.28)	(.33)	(.35)
Net asset value, end of period	6.11	5.70	6.30	6.21	5.82	6.45
Total Return (%)[c]	9.76[d]	(4.77)	6.32	11.87	(4.91)	.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[e]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[e]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	4.71[e]	4.63	4.38	4.78	4.79	4.61
Portfolio Turnover Rate	34.56[d]	72.69	66.96	69.04	54.35	72.20
Net Assets, end of period ($ x 1,000)	14,203	16,665	26,216	59,502	68,331	89,182

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2019		Year Ended December 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	5.70	6.30	6.22	5.82	6.45	6.75
Investment Operations:
Investment income—net[a]	.17	.35	.34	.35	.37	.38
Net realized and unrealized gain (loss) on investments	.41	(.58)	.10	.39	(.61)	(.26)
Total from Investment Operations	.58	(.23)	.44	.74	(.24)	.12
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.36)	(.34)	(.39)	(.41)
Dividends from net realized gain on investments	–	(.01)	(.00)[b]	–	–	(.01)
Total Distributions	(.17)	(.37)	(.36)	(.34)	(.39)	(.42)
Net asset value, end of period	6.11	5.70	6.30	6.22	5.82	6.45
Total Return (%)	10.30[c]	(3.80)	7.21	13.17	(3.96)	1.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	5.66[d]	5.64	5.39	5.79	5.78	5.59
Portfolio Turnover Rate	34.56[c]	72.69	66.96	69.04	54.35	72.20
Net Assets, end of period ($ x 1,000)	879,812	718,673	1,051,673	923,563	741,184	884,742

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus High Yield Fund to BNY Mellon High Yield Fund and the Trust changed its name from The Dreyfus/Laurel Funds Trust to BNY Mellon Investment Funds III. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations Debt	–	25,748,985	–	25,748,985
Corporate Bonds†	–	872,584,307	–	872,584,307
Exchange-Traded Funds	19,318,902	–	–	19,318,902
Floating Rate Loan Interests†	–	56,755,089	–	56,755,089

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investment Companies	98,255,346	–	–	98,255,346
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	4,751	–	4,751
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(11,181)	–	(11,181)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $48,230 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $102,804,790 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2018. The fund has $28,509,610 of short-term capital losses and $74,295,180 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $68,961,119. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Adviser pays all of the expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Service Plan fees, brokerage commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2019, Trustees’ fees reimbursed by the Adviser amounted to $45,121.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2019, the Distributor retained $1,272 from commissions earned on sales of the fund’s Class A shares and $50 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2019, Class A and Class C shares were charged $173,224 and $57,097, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2019, Class C shares were charged $19,032 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $584,226, Distribution Plans fees $38,012 and Service Plan fees $2,900, which are offset against an expense reimbursement currently in effect in the amount of $13,160.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2019, amounted to $404,865,578 and $318,385,754, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically.

Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	4,751	(11,181)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	4,751	(11,181)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	4,751	(11,181)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Commonwealth Bank of Australia	529		(529)	-	-
Goldman Sachs International	4,222		(4,222)	-	-
Total	4,751		(4,751)	-	-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Commonwealth Bank of Australia	(3,751)		529	-	(3,222)
Goldman Sachs International	(7,430)		4,222	-	(3,208)
Total	(11,181)		4,751	-	(6,430)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Forward contracts	12,694,984

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $10,350,027, consisting of $27,204,672 gross unrealized appreciation and $16,854,645 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivatives contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 27-28, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or and Performance Universe medians in certain periods. The Board also considered that the fund’s yield performance was above the Performance Group medians and above the Performance Universe medians for nine of the ten one-year periods ended December 31. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• While the Board noted the fund’s favorable relative yield performance, the Board was concerned about the fund’s relative total return performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

For More Information

BNY Mellon High Yield Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DPLTX Class C: PTHIX Class I: DLHRX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0029SA0619

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      August 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)